Senior Secured Debentures - Schedule of Fair Value Assumptions Used (FY) (Details)			3 Months Ended			12 Months Ended
	Oct. 24, 2017 $ / shares shares		Sep. 30, 2019 USD ($) $ / shares shares		Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares		Jun. 30, 2018 $ / shares shares
Valuation Date	Oct. 24, 2017		Sep. 30, 2019			Jun. 30, 2019		Jun. 30, 2018
Warrant Expiration Date	Oct. 31, 2022		Oct. 31, 2022		Oct. 31, 2022	Oct. 31, 2022		Oct. 31, 2022
Total Number of Warrants Issued	133,750		133,750		133,750	133,750		133,750
Contracted Conversion Ratio	1		1			1		1
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 32.00		$ 32		$ 32.00	$ 32.00		$ 32.00
Next Capital Raise Date	Oct. 31, 2018	[1]	Feb. 29, 2020	[2]		Feb. 29, 2020	[1],[2]	Jun. 30, 2019	[1]
Nominal Value (USD Mn) | $			$ 4,300		$ 4,300	$ 4,300
No. of Shares on Conversion (Mn)			100,000		100,000	100,000
Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Derivative liability, measurement input	20.08		6.40		6.40	6.40		17.20
Measurement Input, Spot Price [Member]
Derivative liability, measurement input	26.53		26.53		2.48	2.48		26.24
Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)	5 years		3 years 1 month 6 days			3 years 3 months 18 days		4 years 3 months 18 days
Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage	66.00%		80.00%		75.00%	75.00%		65.00%
Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage	19.10%		23.10%		21.70%	21.70%		18.80%
Risk Free Rate of Return [Member]
Fair value assumptions, percentage	2.04%		1.56%		1.73%	1.73%		2.71%
Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage	0.17%		0.13%		0.14%	0.14%		0.22%
Warrant [Member]
Valuation Date			Oct. 24, 2017		Oct. 24, 2017
Warrant Expiration Date			Oct. 31, 2022		Oct. 31, 2022	Oct. 31, 2022
Total Number of Warrants Issued			133,750		133,750,000	133,750,000
Contracted Conversion Ratio			1		1
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 32.00		$ 32.00	$ 32.00
Next Capital Raise Date			Oct. 31, 2018		Oct. 31, 2018
Nominal Value (USD Mn) | $			$ 4,000,000		$ 4,000,000	$ 4,000,000
No. of Shares on Conversion (Mn)			0.1		100,000	100,000
Warrant [Member] | Measurement Input, Threshold Exercise Price Post Capital Raise [Member]
Derivative liability, measurement input					20.08	20.08
Warrant [Member] | Measurement Input, Spot Price [Member]
Derivative liability, measurement input					26.53	26.53
Warrant [Member] | Expected Life of Award [Member]
Fair value assumptions, Expected Life (Years)					5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, percentage					66.00%	66.00%
Warrant [Member] | Measurement Input, Price Volatility (Per-period Equivalent) [Member]
Fair value assumptions, percentage					19.10%	19.10%
Warrant [Member] | Risk Free Rate of Return [Member]
Fair value assumptions, percentage					2.04%	2.04%
Warrant [Member] | Measurement Input, Risk Free Interest Rate (Per-period Equivalent) [Member]
Fair value assumptions, percentage					0.17%	0.17%

[1]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date.
[2]	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date